Schedule of Stock-Based Compensation Expense Included in Statements of Income (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation expense, before tax	$ 5,730	$ 3,998	$ 16,292	$ 11,976	$ 15,634	$ 13,107	$ 9,974
Income tax benefit	(2,235)	(1,559)	(6,354)	(4,671)	(6,097)	(5,059)	(3,920)
Total stock-based compensation expense, net of tax	3,495	2,439	9,938	7,305	9,537	8,048	6,054
Cost of goods sold
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation expense, before tax	98	99	294	298	376	327	278
Facility and warehouse expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation expense, before tax	687	648	2,058	1,951	2,465	2,391	2,069
Selling, general and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Stock-based compensation expense, before tax	$ 4,945	$ 3,251	$ 13,940	$ 9,727	$ 12,793	$ 10,389	$ 7,627